Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,643,198)	$ (2,072,945)	$ (9,108,240)	$ (5,406,167)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	233,310	12,885	102,876	34,828
Amortization of intangibles	3,915	1,350	7,208	3,339
Share-based compensation	597,880	704,220	3,906,111	849,625
Change in fair value of derivative liabilities		157,216	877,490	968,840
Bargain purchase			(1,725,881)
Changes in operating assets and liabilities:
Accounts receivable	(304,620)
Inventory	109,194		(48,883)	(43,544)
Prepaid expenses	(39,915)	(38,881)	(103,639)	4,994
Other current assets	(7,511)		(42,808)
Other assets	(170,289)	(120,000)
Accounts payable and accrued expenses	2,522,208	289,036	572,644	275,116
Deferred revenue	22,136		14,500
Net Cash Used In Operating Activities	(1,676,890)	(1,067,119)	(5,548,622)	(3,312,969)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for machinery and equipment	(2,548,632)	(20,293)	(1,625,055)	(160,172)
Cash paid for acquisition of STC-MEMS			(2,846,049)
Cash paid for intangibles	(11,627)	(13,724)	(60,729)	(43,495)
Net Cash Used In Investing Activities	(2,560,259)	(34,017)	(4,531,833)	(203,667)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock			15,384,771	3,332,584
Proceeds from exercise of warrants	47,665		171,760	10,000
Net Cash Provided By Financing Activities	47,665		15,556,531	3,342,584
Net Decrease in Cash	(4,189,484)	(1,101,136)	5,476,076	(174,052)
Cash - Beginning of Period	9,631,520	4,155,444	4,155,444	4,329,496
Cash - End of Period	5,442,036	3,054,308	9,631,520	4,155,444
Cash Paid During the Period for:
Income taxes
Interest
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock compensation payable	$ 60,885	$ 74,457	654,781	146,016
Warrants issued for stock issuance costs			991,767	165,719
Reclassification of derivative liability to additional paid in capital			2,200,219
Contingent liability			$ 1,730,542